EMPLOYEE BENEFITS - Defined benefit pension plan - Variation of the plan assets (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	R$ (1,441,592)
Return of the plan assets	136,933	R$ 156,475	R$ 163,148
Fair value of plan assets at the end of the year	(1,083,719)	(1,441,592)
Plan assets
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	4,652,000	3,656,891	3,568,934
Return of the plan assets	136,933	156,475	163,148
Contributions from sponsors	244,123	224,979	162,650
Settlement	(228,034)	(179,339)	(493,781)
Payment of benefits	(486,310)	(434,650)	(309,817)
Remeasurement	25,498	334,675	386,767
Exchange Variance	303,151	892,969	178,990
Fair value of plan assets at the end of the year	4,647,361	4,652,000	R$ 3,656,891
Value of shares included in fair value of plan assets	R$ 17,785	R$ 8,745